Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Information
Information about operating results and assets for each segment

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventive	Luxury	and
	Salon	Healthcare	Beauty	elimination	Consolidated
Six months ended June 30, 2024
Revenues	¥3,138,956	¥43,694	¥292,631	¥—	¥3,475,281
Operating income (loss)	122,227	(137,751)	16,857	(638,007)	(636,674)
Depreciation and amortization	161,719	15,794	2,761	15,828	196,102

Six months ended June 30, 2023
Revenues	¥2,811,984	¥62,730	¥276,076	¥—	¥3,150,790
Operating income (loss)	242,237	(67,979)	(11,687)	(541,617)	(379,046)
Depreciation and amortization	60,012	12,467	17,884	10,486	100,849

	Thousands of Yen
		Digital		Corporate
	Relaxation	Preventative	Luxury	and
	Salon	Healthcare	Beauty	elimination		Consolidated
Year ended December 31, 2023
Revenues	¥6,059,851	¥200,397	¥567,695	¥	―	¥6,827,943
Operating income (loss)	848,047	(173,138)	(84,490)		(981,998)	(391,579)
Depreciation and amortization	157,804	27,574	35,729		31,488	252,595
Total assets	4,814,248	458,535	611,925		964,481	6,849,189
Year ended December 31, 2022
Revenues	¥5,972,913	¥386,383	¥594,761	¥	―	¥6,954,057
Operating income (loss)	1,272,093	(60,190)	(23,735)		(1,091,201)	96,967
Depreciation and amortization	78,825	20,100	11,454		73,677	184,056
Total assets	4,693,660	189,933	822,354		1,041,399	6,747,346
Year ended December 31, 2021
Revenues	¥5,196,540	¥43,965	¥169,320	¥	―	¥5,409,825
Operating income (loss)	699,105	(144,857)	(6,538)		(1,018,297)	(470,587)
Depreciation and amortization	80,917	11,113	10,736		23,477	126,243
Total assets	4,002,005	161,945	701,172		887,939	5,753,061